14 Right-of-use assets and Lease Liability (Table)	12 Months Ended
Dec. 31, 2019
Right-of-use Assets And Lease Liability
Schedule of changes in right-of-use assets

Changes in right-of-use assets in 2019:

		Transfer of	Initial Adoption				Foreign currency
	2018	fixed assets	01/01/2019	Addition	Depreciation	Disposal	translation adjustment	2019

Buildings and constructions			207,524	153,771	(27,759)	(122,488)	1,122	212,170
Computer equipment and goods		2,726	4,932	6,179	(1,446)		132	12,523
Machinery and equipment		7,956	526,318	344,928	(136,615)		661	743,248
Ships			906,495	150,670	(191,778)			865,387
Rail cars		87,313	633,492	103,169	(132,728)		54,794	746,040
Vehicles			35,479	1,073	(10,493)		227	26,286
Total		97,995	2,314,240	759,790	(500,819)	(122,488)	56,936	2,605,654

Schedule of changes in lease liability

Changes in lease liability

2019

Balance at December 31, 2018	100,557

Initial adoption IFRS 16	2,191,908
Balance at January 01, 2019	2,292,465

Acquired	911,619
Disposals	(122,488)
Interests and monetary and exchange variations, net	121,061
Currancy translation adjustments	56,805
Payments	(454,190)
Interest paid	(128,376)
Balance at December 31, 2019	2,676,896

Current liability	676,291
Non-current liability	2,000,605
Total	2,676,896

Schedule of payment schedule by maturity	Payment Schedule
2019

2021	484,956
2022	421,163
2023	316,218
2024	293,363
2025	177,118
2026 thereafter	307,787
Total	2,000,605